Schedule of Investments (unaudited)
August 31, 2023
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.3%
Howmet Aerospace, Inc.	4,025,403	$ 199,136,686
Automobile Components — 0.1%
Atmus Filtration Technologies, Inc.(a)(b)	348,532	8,033,663
Automobiles — 0.0%
Rivian Automotive, Inc., Class A(a)	92,880	2,111,162
Banks — 0.0%
Valley National Bancorp	124,958	1,147,114
Biotechnology — 0.0%
Gracell Biotechnologies, Inc., ADR(a)	64,671	212,121
Lyell Immunopharma, Inc.(a)(b)	21,832	52,178
		264,299
Broadline Retail — 0.0%
ContextLogic, Inc., Class A(a)	2,147	11,497
Savers Value Village, Inc.(a)	76,162	1,885,010
		1,896,507
Capital Markets — 0.0%
Robinhood Markets, Inc., Class A(a)	61,943	674,559
Chemicals — 2.1%
Akzo Nobel NV	26,851	2,179,858
Axalta Coating Systems Ltd.(a)	542,821	15,361,834
Dow, Inc.	6,115	333,634
DuPont de Nemours, Inc.	310,094	23,843,128
International Flavors & Fragrances, Inc.	205,313	14,464,301
Olin Corp.(b)	940,520	54,568,971
Sherwin-Williams Co.	71,975	19,557,047
		130,308,773
Commercial Services & Supplies — 0.8%
ACV Auctions, Inc., Class A(a)	49,026	824,127
GFL Environmental, Inc.	1,522,950	49,343,580
		50,167,707
Consumer Finance — 0.0%
Lufax Holding Ltd., ADR	709,639	858,663
Diversified Consumer Services — 0.0%
Duolingo, Inc., Class A(a)	7,230	1,063,967
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc.(a)	89,799	11,970,207
Entertainment — 0.2%
Netflix, Inc.(a)	20,067	8,702,657
ROBLOX Corp., Class A(a)	32,829	928,732
		9,631,389
Financial Services — 0.0%
Remitly Global, Inc.(a)	68,590	1,725,039
Toast, Inc., Class A(a)(b)	48,454	1,074,225
		2,799,264
Food Products — 0.1%
Sovos Brands, Inc.(a)(b)	143,939	3,224,234
Ground Transportation — 0.1%
Hertz Global Holdings, Inc.(a)	227,500	3,856,125
Health Care Equipment & Supplies — 0.8%
Cooper Cos., Inc.	8,231	3,045,388
Envista Holdings Corp.(a)	1,331,730	42,641,994
Talis Biomedical Corp.(a)	691	4,390
		45,691,772
Security	Shares	Value
Health Care Providers & Services — 0.9%
Brookdale Senior Living, Inc.(a)	6,558,190	$ 27,872,307
Cigna Group	94,311	26,054,357
Elevance Health, Inc.	2,711	1,198,289
Innovage Holding Corp.(a)	48,102	263,599
		55,388,552
Health Care REITs — 0.4%
Welltower, Inc.	260,978	21,629,857
Health Care Technology — 0.0%
Definitive Healthcare Corp., Class A(a)(b)	234,611	2,205,343
Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment, Inc.(a)	1,055,045	58,301,787
Cava Group, Inc.(a)(b)	61,852	2,746,847
Dutch Bros, Inc., Class A(a)	3,626	107,366
Sweetgreen, Inc., Class A(a)(b)	106,005	1,522,232
		62,678,232
Insurance — 0.0%
Root, Inc., Class A(a)	1,329	15,204
Interactive Media & Services — 0.2%
Meta Platforms, Inc., Class A(a)	35,545	10,517,410
IT Services — 0.3%
Cloudflare, Inc., Class A(a)(b)	83,290	5,416,349
Shopify, Inc., Class A(a)	95,131	6,325,260
Snowflake, Inc., Class A(a)	31,707	4,973,243
Thoughtworks Holding, Inc.(a)	121,598	604,342
		17,319,194
Life Sciences Tools & Services — 2.5%
Danaher Corp.	319,578	84,688,170
QIAGEN NV(a)	1,315,518	60,023,751
Sotera Health Co.(a)	472,643	7,628,458
		152,340,379
Media — 0.3%
Charter Communications, Inc., Class A(a)	44,073	19,309,263
Office REITs — 0.0%
Orion Office REIT, Inc.	1,964	11,450
Oil, Gas & Consumable Fuels — 0.4%
Williams Cos., Inc.	613,600	21,187,608
Personal Care Products — 1.8%
Coty, Inc., Class A(a)(b)	7,166,463	82,844,312
Kenvue, Inc.	976,849	22,516,370
Oddity Tech Ltd., Class A(a)	141,966	5,904,366
		111,265,048
Pharmaceuticals — 0.9%
Catalent, Inc.(a)(b)	626,645	31,313,451
Elanco Animal Health, Inc.(a)	1,798,841	21,945,860
		53,259,311
Professional Services — 0.1%
Legalzoom.com, Inc.(a)	194,913	2,223,957
Sterling Check Corp.(a)	333,250	4,645,505
		6,869,462
Retail REITs — 0.0%
Realty Income Corp.	19,311	1,082,188
Semiconductors & Semiconductor Equipment — 0.7%
GLOBALFOUNDRIES, Inc.(a)(b)	549,413	30,355,068
Lattice Semiconductor Corp.(a)(b)	150,457	14,633,448
		44,988,516

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 2.6%
Crowdstrike Holdings, Inc., Class A(a)	46,562	$ 7,591,003
DoubleVerify Holdings, Inc.(a)	2,551,510	86,266,553
Elastic NV(a)	92,607	5,730,521
Enfusion, Inc., Class A(a)(b)	38,787	331,241
EngageSmart, Inc.(a)	108,040	1,913,388
Five9, Inc.(a)	69,769	5,049,183
Freshworks, Inc., Class A(a)	74,185	1,622,426
Gitlab, Inc., Class A(a)	34,237	1,621,807
Informatica, Inc., Class A(a)(b)	539,494	11,302,399
ON24, Inc.	47,356	324,862
Riskified Ltd., Class A(a)	11,398	58,244
Salesforce, Inc.(a)	38,016	8,419,023
ServiceNow, Inc.(a)	14,723	8,669,344
Tuya, Inc., ADR(a)(b)	65,923	121,298
Unity Software, Inc.(a)	81,608	3,025,209
Workday, Inc., Class A(a)	34,621	8,464,835
Zoom Video Communications, Inc., Class A(a)(b)	58,307	4,141,546
		154,652,882
Specialty Retail — 0.2%
ATRenew, Inc., ADR(a)	284,957	644,003
Bath & Body Works, Inc.	153,609	5,663,564
Carvana Co., Class A(a)	54,220	2,729,977
		9,037,544
Textiles, Apparel & Luxury Goods — 0.1%
On Holding AG, Class A(a)	121,642	3,506,939
Tobacco — 0.0%
RLX Technology, Inc., ADR(a)	398,834	610,216
Trading Companies & Distributors — 0.1%
Azelis Group NV	133,471	2,959,415
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	51,210	6,977,362
Total Common Stocks — 20.3% (Cost: $942,070,987)		1,230,647,466
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.5%
Bombardier, Inc.
7.50%, 03/15/25(c)	USD	1,076	1,076,636
7.13%, 06/15/26(c)		20,669	20,325,576
6.00%, 02/15/28(c)		5,291	4,945,114
TransDigm, Inc., 4.63%, 01/15/29		3,670	3,290,559
			29,637,885
Chemicals — 0.1%
Iris Holding, Inc., 10.00%, 12/15/28(c)		5,000	3,975,000
Consumer Finance — 0.1%
SoFi Technologies, Inc., 0.00%, 10/15/26(c)(d)(e)		4,126	3,238,910
Diversified Consumer Services — 0.5%
Sotheby’s, 7.38%, 10/15/27(c)		33,457	30,457,791
Electric Utilities — 0.0%
Energy Harbor Corp. Escrow, 0.01%, 01/06/34(a)(f)(g)		5,000	1
Financial Services — 0.4%
Block, Inc., 0.25%, 11/01/27(d)		6,053	4,623,067
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(c)		9,722	9,666,049
Security		Par (000)	Value
Financial Services (continued)
Coinbase Global, Inc., 3.63%, 10/01/31(c)	USD	4,000	$ 2,692,959
Repay Holdings Corp., 0.00%, 02/01/26(c)(d)(e)		3,198	2,648,264
Shift4 Payments, Inc., 0.00%, 12/15/25(d)(e)		2,448	2,423,520
			22,053,859
Health Care Providers & Services — 0.4%
Brookdale Senior Living, Inc., 2.00%, 10/15/26(d)		7,904	6,204,371
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(c)		7,497	6,596,940
Tenet Healthcare Corp., 4.25%, 06/01/29		13,767	12,291,270
			25,092,581
Hotels, Restaurants & Leisure — 0.9%
Caesars Entertainment, Inc.
6.25%, 07/01/25(c)		32,838	32,583,088
8.13%, 07/01/27(c)		11,135	11,305,722
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		9,500	8,218,165
			52,106,975
Leisure Products — 0.0%
Peloton Interactive, Inc., 0.00%, 02/15/26(d)(e)		2,091	1,568,170
Machinery — 0.0%
Middleby Corp., 1.00%, 09/01/25(d)		1,989	2,430,558
Media — 0.4%
Audacy Capital Corp., 6.75%, 03/31/29(c)		6,808	61,953
Cengage Learning, Inc., 9.50%, 06/15/24(c)		264	265,003
DISH Network Corp., 11.75%, 11/15/27(c)		15,000	15,219,615
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(c)		9,000	5,485,050
Spotify U.S.A., Inc., 0.00%, 03/15/26(d)(e)		5,784	4,933,752
			25,965,373
Metals & Mining — 0.2%
ATI, Inc., 3.50%, 06/15/25(d)		4,240	12,550,400
Personal Care Products — 0.3%
Coty, Inc., 5.00%, 04/15/26(c)		16,418	15,782,295
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(c)		4,152	4,152,768
			19,935,063
Professional Services — 0.1%
GrubHub Holdings, Inc., 5.50%, 07/01/27(c)		2,000	1,382,500
Upwork, Inc., 0.25%, 08/15/26(d)		3,470	2,867,261
			4,249,761
Semiconductors & Semiconductor Equipment — 0.0%
SolarEdge Technologies, Inc., 0.00%, 09/15/25(d)(e)		3,037	2,945,890
Software — 0.6%
Bentley Systems, Inc., 0.13%, 01/15/26(d)		3,616	3,518,730
BILL Holdings, Inc., 0.00%, 12/01/25(d)(e)		6,091	6,254,696
Box, Inc., 0.00%, 01/15/26(d)(e)		2,399	2,736,059
Cloud Software Group, Inc., 6.50%, 03/31/29(c)		20,809	18,612,699
RingCentral, Inc., 0.00%, 03/15/26(d)(e)		10,016	8,419,450
			39,541,634
Specialty Retail — 0.7%
Staples, Inc.
7.50%, 04/15/26(c)		33,899	28,047,948
10.75%, 04/15/27(c)		9,152	4,991,592
Wayfair, Inc., 0.63%, 10/01/25(d)		8,595	7,456,163
			40,495,703

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services — 0.3%
T-Mobile U.S.A., Inc., 2.63%, 04/15/26	USD	20,320	$ 18,854,566
Total Corporate Bonds — 5.5% (Cost: $351,412,342)			335,100,120
Floating Rate Loan Interests(h)
Health Care Equipment & Supplies — 0.9%
Medline Borrower LP, Initial Dollar Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 3.25%), 8.70%, 10/23/28		52,733	52,671,858
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., Initial Advance, (1 mo. CME Term SOFR US at 0.75% Floor + 3.00%), 8.32%, 08/08/27		15,730	15,702,472
Leisure Products — 0.0%
NorthPole Newco S.à r.l., Tranche B-1 Term Loan, (3 mo. LIBOR US at 0.00% Floor + 7.00%), 7.15%, 03/18/25(g)		4,201	388,591
Metals & Mining — 0.1%
Arsenal AIC Parent LLC, Term B Loan, (3 mo. CME Term SOFR US at 1.00% Floor + 4.50%), 9.88%, 08/18/30		6,164	6,167,082
Passenger Airlines — 0.4%
LATAM Airlines Group S.A., Initial Term Loan, (3 mo. CME Term SOFR US at 0.50% Floor + 9.50%), 14.95%, 10/12/27		24,875	25,745,625
Software — 0.5%
Cloud Software Group, Inc., Dollar Term B Loan (First Lien), (3 mo. CME Term SOFR US at 0.50% Floor + 4.50%), 9.84%, 03/30/29		33,506	32,224,040
Specialty Retail — 0.1%
Torrid LLC
Closing Date Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 5.50%), 11.00%, 06/14/28		125	103,500
Closing Date Term Loan, (6 mo. CME Term SOFR US at 0.00% Floor + 5.50%), 11.26%, 06/14/28		9,000	7,452,000
			7,555,500
Total Floating Rate Loan Interests — 2.3% (Cost: $141,776,924)			140,455,168
	Shares
Investment Companies
Equity Funds — 0.0%
Altaba, Inc. Escrow(a)(g)	445,570	1,024,811
Fixed-Income Funds — 5.9%
iShares iBoxx High Yield Corporate Bond ETF(b)(i)	2,622,927	197,453,944
SPDR Bloomberg High Yield Bond ETF	1,690,000	156,257,400
		353,711,344
Total Investment Companies — 5.9% (Cost: $356,858,406)		354,736,155
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.4%
Health Care Providers & Services — 0.2%
Brookdale Senior Living, Inc., 7.00%(d)	167,000	$ 10,414,120
Software — 0.0%
DataRobot, Inc., Series F (Acquired 10/27/20, cost $2,186,006)(a)(g)(j)	166,337	1,019,646
Trading Companies & Distributors — 0.2%
WESCO International, Inc., Series A, 10.63%(h)(k)	492,129	13,420,358
Total Preferred Securities — 0.4% (Cost: $23,454,392)		24,854,124
Total Long-Term Investments — 34.4% (Cost: $1,815,573,051)		2,085,793,033
Short-Term Securities
Money Market Funds — 66.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(i)(l)	3,934,026,610	3,934,026,610
SL Liquidity Series, LLC, Money Market Series, 5.49%(i)(l)(m)	105,493,623	105,525,272
Total Short-Term Securities — 66.5% (Cost: $4,039,531,151)		4,039,551,882
Total Investments — 100.9% (Cost: $5,855,104,202)		6,125,344,915
Liabilities in Excess of Other Assets — (0.9)%		(55,227,389)
Net Assets — 100.0%		$ 6,070,117,526
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Convertible security.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(i)	Affiliate of the Fund.
(j)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,019,646, representing 0.0% of its net assets as of period end, and an original cost of $2,186,006.
(k)	Perpetual security with no stated maturity date.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Event Driven Equity Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,727,282,003	$ —	$ (793,255,393)(a)	$ —	$ —	$ 3,934,026,610	3,934,026,610	$ 55,578,951	$ —
iShares iBoxx High Yield Corporate Bond ETF	194,385,120	—	—	—	3,068,824	197,453,944	2,622,927	2,921,020	—
SL Liquidity Series, LLC, Money Market Series	61,118,517	44,382,251(a)	—	(3,719)	28,223	105,525,272	105,493,623	200,082(b)	—
				$ (3,719)	$ 3,097,047	$ 4,237,005,826		$ 58,700,053	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	67	09/15/23	$ 20,822	$ (1,060,215)
S&P 500 E-Mini Index	810	09/15/23	182,898	(6,529,325)
				$ (7,589,540)

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Event Driven Equity Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(W)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	11/22/23	$ 139,519,889	$ 1,433,940(b)	$ 141,104,106	2.3%
	Monthly	Barclays Bank PLC(c)	10/23/23	(288,984,364)	(6,573,815)(d)	(295,873,573)	4.8
	Monthly	BNP Paribas SA(e)	05/20/24	7,291,166	324,693(f)	7,314,094	0.1
	At Termination	Citibank N.A.(g)	02/26/24–02/26/25	(167,177)	244,054(h)	55,779	0.0
	At Termination	Citibank N.A.(i)	02/26/25	(55,311,003)	(10,295,368)(j)	(64,768,854)	1.5
	At Termination	Goldman Sachs Bank USA(k)	08/19/26	29,381,298	(68,276)(l)	29,979,773	0.5
	Monthly	HSBC Bank PLC(m)	02/10/28	1,499,919	3,270	1,503,189	0.0
	At Termination	JPMorgan Chase Bank N.A.(n)	09/27/23–10/02/24	1,497,113,816	54,378,699(o)	1,549,900,795	26.4
	At Termination	JPMorgan Chase Bank N.A.(p)	07/11/24–10/02/24	(232,103,776)	7,157,479(q)	(225,906,996)	5.4
	At Termination	Morgan Stanley & Co. International PLC(r)	03/28/25–08/31/33	152,202,693	7,993,605(s)	160,203,400	3.3
	At Termination	Morgan Stanley & Co. International PLC(t)	02/23/26–07/06/28	167,214,432	(3,478,355)(u)	167,177,002	6.8
	Monthly	SG Americas Securities, LLC(v)	12/01/23	93,906,031	1,121,698	95,027,729	1.6
					$ 52,241,624	$ 1,565,716,444
(b)	Amount includes $(150,277) of net dividends and financing fees.
(d)	Amount includes $315,394 of net dividends and financing fees.
(f)	Amount includes $301,765 of net dividends and financing fees.
(h)	Amount includes $21,098 of net dividends and financing fees.
(j)	Amount includes $(837,517) of net dividends and financing fees.
(l)	Amount includes $(666,751) of net dividends and financing fees.
(o)	Amount includes $1,591,720 of net dividends and financing fees.
(q)	Amount includes $960,699 of net dividends and financing fees.
(s)	Amount includes $(7,102) of net dividends and financing fees.
(u)	Amount includes $(3,440,925) of net dividends and financing fees.
(W)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	20-25 basis points	0-30 basis points	25 basis points
Benchmarks:	Sterling Overnight Index Average:	USD Overnight Bank Funding Rate	Sterling Overnight Index Average:
	GBP 1 Day		GBP 1 Day
USD Overnight Bank Funding Rate

	(g)	(i)	(k)
Range:	15-30 basis points	0-670 basis points	15-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate

	(m)	(n)	(p)
Range:	25 basis points	15-20 basis points	0-33 basis points
Benchmarks:	Sterling Overnight Index Average:	RBA Interbank Overnight Cash Rate	USD Overnight Bank Funding Rate
	GBP 1 Day	USD Overnight Bank Funding Rate

	(r)	(t)	(v)
Range:	15-29 basis points	0-83 basis points	25-26 basis points
Benchmarks:	Provisional Overnight Tokyo Average Rate:	U.S. Overnight Federal Funds Effective Rate	Euro Short-Term Rate:
	JPY 1 Day		EUR 1 Day
	U.S. Overnight Federal Funds Effective Rate		Sterling Overnight Index Average:
GBP 1 Day

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date November 22, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Biotechnology
Horizon Therapeutics PLC	78,338	$ 8,831,826	6.3%
Capital Markets
Focus Financial Partners, Inc., Class A	180,947	9,590,191	6.8
Health Care Technology
EMIS Group PLC	518,474	12,571,207	8.9
Life Sciences Tools & Services
Syneos Health, Inc.	786,711	33,616,161	23.8
Pharmaceuticals
Reata Pharmaceuticals, Inc., Class A	178,033	30,087,577	21.3
Textiles, Apparel & Luxury Goods
Capri Holdings Ltd.	884,114	46,407,144	32.9
Total Reference Entity — Long		141,104,106
Net Value of Reference Entity — Barclays Bank PLC		$141,104,106
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date October 23, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Short
Investment Companies
Equity Funds
Industrial Select Sector SPDR Fund	2,003,751	$ (216,865,971)	73.3%
SPDR S&P 500 ETF Trust	175,436	(79,007,602)	26.7
		(295,873,573)
Total Reference Entity — Short		(295,873,573)
Net Value of Reference Entity — Barclays Bank PLC		$(295,873,573)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date May 20, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care Technology
EMIS Group PLC	301,655	$ 7,314,094	100.0%
Total Reference Entity — Long		7,314,094
Net Value of Reference Entity — BNP Paribas SA		$7,314,094
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 26, 2024 to February 26, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Metals & Mining
Newcrest Mining Ltd.	62,096	$ 1,034,933	1,855.4%
Total Reference Entity — Long		1,034,933
Reference Entity — Short
Common Stocks
Metals & Mining
Newmont Corp.	24,839	(979,154)	(1,755.4)
Total Reference Entity — Short		(979,154)
Net Value of Reference Entity — Citibank N.A.		$55,779
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 26, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	51,808	$ 2,562,942	(3.9)%
Health Care Providers & Services
Cigna Group	2,207	609,706	(0.9)
Elevance Health, Inc.	55,790	24,659,738	(38.1)
		25,269,444

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Williams Cos., Inc.	89,379	$ 3,086,257	(4.8)%
Total Reference Entity — Long		30,918,643
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	2,110	(60,494)	0.1
JPMorgan Chase & Co.	542	(79,311)	0.1
		(139,805)
Chemicals
Air Products and Chemicals, Inc.	24	(7,092)	0.0
Albemarle Corp.	39	(7,750)	0.0
Eastman Chemical Co.	36	(3,060)	0.0
Ecolab, Inc.	27	(4,963)	0.0
Livent Corp.	46	(987)	0.0
LyondellBasell Industries NV, Class A	36	(3,556)	0.0
Mosaic Co.	155	(6,022)	0.0
PPG Industries, Inc.	400	(56,704)	0.1
		(90,134)
Construction Materials
Martin Marietta Materials, Inc.	17	(7,589)	0.0
Vulcan Materials Co.	33	(7,202)	0.0
		(14,791)
Containers & Packaging
Avery Dennison Corp.	36	(6,782)	0.0
Ball Corp.	92	(5,010)	0.0
International Paper Co.	71	(2,479)	0.0
Sealed Air Corp.	89	(3,298)	0.0
Westrock Co.	59	(1,930)	0.0
		(19,499)
Health Care Equipment & Supplies
Becton Dickinson & Co.	6,975	(1,949,164)	3.0
Embecta Corp.	1,399	(25,644)	0.0
Hologic, Inc.	26,476	(1,978,816)	3.1
		(3,953,624)
Health Care Providers & Services
UnitedHealth Group, Inc.	7,013	(3,342,255)	5.2
Life Sciences Tools & Services
Agilent Technologies, Inc.	17,547	(2,124,415)	3.3
Bio-Rad Laboratories, Inc., Class A	3,501	(1,401,100)	2.2
Bruker Corp.	37,877	(2,484,731)	3.8
Illumina, Inc.	5,221	(862,614)	1.3
Mettler-Toledo International, Inc.	5,896	(7,154,678)	11.0
Revvity, Inc.	14,149	(1,655,858)	2.6
Thermo Fisher Scientific, Inc.	4,142	(2,307,508)	3.6
Waters Corp.	184	(51,667)	0.1
		(18,042,571)
Metals & Mining
Freeport-McMoRan, Inc.	207	(8,261)	0.0
Newmont Corp.	95	(3,745)	0.0
Nucor Corp.	62	(10,670)	0.0
		(22,676)
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Enbridge, Inc.	22,721	$ (797,053)	1.2%
Kinder Morgan, Inc.	66,368	(1,142,857)	1.8
		(1,939,910)
Paper & Forest Products
Sylvamo Corp.	6	(251)	0.0
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	70,165	(7,417,844)	11.5
Analog Devices, Inc.	33,737	(6,132,712)	9.5
Applied Materials, Inc.	37,115	(5,669,687)	8.8
ASML Holding NV, NY Shares	6,077	(4,014,041)	6.2
KLA Corp.	12,991	(6,519,793)	10.1
Lam Research Corp.	10,424	(7,321,818)	11.3
Microchip Technology, Inc.	34,957	(2,860,881)	4.4
Micron Technology, Inc.	34,713	(2,427,827)	3.7
MKS Instruments, Inc.	5,244	(525,606)	0.8
Monolithic Power Systems, Inc.	2,896	(1,509,424)	2.3
ON Semiconductor Corp.	27,820	(2,739,157)	4.2
Qorvo, Inc.	10,798	(1,159,597)	1.8
Skyworks Solutions, Inc.	14,821	(1,611,636)	2.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,166	(3,571,193)	5.5
Teradyne, Inc.	15,296	(1,649,979)	2.5
Texas Instruments, Inc.	14,534	(2,442,584)	3.8
		(57,573,779)
Investment Companies
Equity Funds
Alerian MLP ETF	249,881	(10,277,605)	15.9
Energy Select Sector SPDR Fund	2,153	(191,445)	0.3
iShares U.S. Real Estate ETF	468	(39,939)	0.1
SPDR S&P Regional Banking ETF	880	(39,213)	0.0
		(10,548,202)
Total Reference Entity — Short		(95,687,497)
Net Value of Reference Entity — Citibank N.A.		$(64,768,854)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Biotechnology
Abcam PLC, ADR	25,501	$ 576,833	1.9%
Capital Markets
Focus Financial Partners, Inc., Class A	297,146	15,748,738	52.5
Health Care Providers & Services
Amedisys, Inc.	45,838	4,297,312	14.4

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Software
Black Knight, Inc.	123,507	$ 9,356,890	31.2%
Total Reference Entity — Long		29,979,773
Net Value of Reference Entity — Goldman Sachs Bank USA		$29,979,773
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care Technology
EMIS Group PLC	61,996	$ 1,503,189	100.0%
Total Reference Entity — Long		1,503,189
Net Value of Reference Entity — HSBC Bank PLC		$1,503,189
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates September 27, 2023 to October 2, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Biotechnology
Abcam PLC, ADR	1,613,613	$ 36,499,926	2.3%
Horizon Therapeutics PLC	2,429,517	273,903,747	17.7
Seagen, Inc.	1,074,258	221,372,346	14.3
		531,776,019
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	3,037,592	68,042,061	4.4
Electronic Equipment, Instruments & Components
National Instruments Corp.	1,791,187	106,754,745	6.9
Entertainment
Activision Blizzard, Inc.	4,511,611	415,023,096	26.8
Health Care Providers & Services
Amedisys, Inc.	293,703	27,534,656	1.8
Insurance
American Equity Investment Life Holding Co.	112,008	6,012,589	0.4
	Shares	Value	% of Basket Value
Life Sciences Tools & Services
Syneos Health, Inc.	1,311,850	$ 56,055,351	3.6%
Metals & Mining
United States Steel Corp.	297,794	9,258,416	0.6
Oil, Gas & Consumable Fuels
Denbury, Inc.	240,345	22,010,795	1.4
Pharmaceuticals
Reata Pharmaceuticals, Inc., Class A	94,831	16,026,439	1.0
Software
Black Knight, Inc.	3,573,992	270,765,634	17.5
VMware, Inc., Class A	579,125	97,744,717	6.3
		368,510,351
Total Reference Entity — Long		1,627,004,518
Reference Entity — Short
Common Stocks
Capital Markets
Brookfield Asset Management Ltd., Class A	22,507	(777,617)	(0.1)
Consumer Finance
SoFi Technologies, Inc.	60,386	(522,943)	(0.0)
Entertainment
Spotify Technology SA	817	(125,793)	(0.0)
Financial Services
Block, Inc., Class A	2,949	(170,010)	(0.0)
Repay Holdings Corp.	10,091	(93,039)	(0.0)
		(263,049)
Leisure Products
Peloton Interactive, Inc., Class A	48	(306)	(0.0)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.	201,889	(22,448,038)	(1.5)
Professional Services
Upwork, Inc.	9,038	(133,853)	(0.0)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	51,079	(47,140,298)	(3.0)
Software
Bentley Systems, Inc., Class B	28,979	(1,446,342)	(0.1)
BILL Holdings, Inc.	20,467	(2,359,845)	(0.2)
Box, Inc., Class A	68,728	(1,819,918)	(0.1)
RingCentral, Inc., Class A	239	(7,392)	(0.0)
		(5,633,497)
Specialty Retail
Wayfair, Inc., Class A	844	(58,329)	(0.0)
Total Reference Entity — Short		(77,103,723)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$1,549,900,795

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates July 11, 2024 to October 2, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	252,283	$ 51,899,659	(23.0)%
Total Reference Entity — Long		$51,899,659
Reference Entity — Short
Investment Companies
Equity Funds
iShares Russell 2000 ETF	154,145	(29,073,288)	12.9
Materials Select Sector SPDR Fund	273,973	(22,709,622)	10.0
SPDR S&P 500 ETF Trust	490,939	(221,094,379)	97.9
VanEck Semiconductor ETF	31,554	(4,929,366)	2.2
		(277,806,655)
Total Reference Entity — Short		$(277,806,655)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(225,906,996)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates March 28, 2025 to August 31, 2033:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Industrial Conglomerates
Toshiba Corp.	4,769,811	$ 150,740,598	94.1%
Metals & Mining
Newcrest Mining Ltd.	862,607	14,376,774	9.0%
Textiles, Apparel & Luxury Goods
Capri Holdings Ltd.	231,091	12,129,967	7.5%
Total Reference Entity — Long		177,247,339
Reference Entity — Short
Common Stocks
Financial Services
Shift4 Payments, Inc., Class A	15,879	(901,768)	(0.5)%
Machinery
Middleby Corp.	11,845	(1,724,514)	(1.1)%
Metals & Mining
Newmont Corp.	345,042	(13,601,556)	(8.5)%
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
SolarEdge Technologies, Inc.	5,020	$ (816,101)	(0.5)%
Total Reference Entity — Short		(17,043,939)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$160,203,400
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates February 23, 2026 to July 6, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
RTX Corp.	149,506	$ 12,863,496	7.7%
TransDigm Group, Inc.	67,303	60,831,817	36.4
		73,695,313
Building Products
Carrier Global Corp.	353,311	20,297,717	12.1
Chemicals
Corteva, Inc.	756,275	38,199,450	22.8
Dow, Inc.	112,129	6,117,758	3.7
DuPont de Nemours, Inc.	418,597	32,185,924	19.3
International Flavors & Fragrances, Inc.	190,196	13,399,308	8.0
Olin Corp.	71,855	4,169,027	2.5
		94,071,467
Health Care Providers & Services
Brookdale Senior Living, Inc.	108,375	460,594	0.3
Cigna Group	101,258	27,973,535	16.7
Elevance Health, Inc.	76,012	33,598,064	20.1
Humana, Inc.	103,064	47,577,434	28.5
		109,609,627
Health Care REITs
Welltower, Inc.	18,044	1,495,487	0.9
Life Sciences Tools & Services
Danaher Corp.	6,396	1,694,940	1.0
Machinery
Otis Worldwide Corp.	115,349	9,868,107	5.9
Total Reference Entity — Long		310,732,658
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	4,275	(122,564)	(0.1)

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Banks (continued)
Citigroup, Inc.	2,504	$ (103,390)	(0.0)%
JPMorgan Chase & Co.	1,121	(164,036)	(0.1)
		(389,990)
Chemicals
Air Products and Chemicals, Inc.	17,911	(5,292,521)	(3.2)
Albemarle Corp.	43,143	(8,572,946)	(5.1)
Eastman Chemical Co.	50,220	(4,269,202)	(2.6)
Ecolab, Inc.	22,650	(4,163,297)	(2.5)
FMC Corp.	37,630	(3,244,835)	(1.9)
Livent Corp.	2,190	(47,019)	(0.0)
LyondellBasell Industries NV, Class A	62,458	(6,168,977)	(3.7)
Mosaic Co.	222,051	(8,626,681)	(5.2)
PPG Industries, Inc.	39,009	(5,529,916)	(3.3)
		(45,915,394)
Commercial Services & Supplies
Republic Services, Inc.	97,983	(14,122,290)	(8.4)
Waste Management, Inc.	89,237	(13,990,577)	(8.4)
		(28,112,867)
Construction Materials
Martin Marietta Materials, Inc.	15,620	(6,972,924)	(4.2)
Vulcan Materials Co.	28,454	(6,210,086)	(3.7)
		(13,183,010)
Containers & Packaging
Avery Dennison Corp.	28,252	(5,322,112)	(3.2)
Ball Corp.	49,243	(2,681,281)	(1.6)
International Paper Co.	95,404	(3,331,508)	(2.0)
Sealed Air Corp.	97,987	(3,631,398)	(2.2)
Westrock Co.	104,092	(3,404,849)	(2.0)
		(18,371,148)
Health Care Providers & Services
UnitedHealth Group, Inc.	8,949	(4,264,915)	(2.6)
Life Sciences Tools & Services
Mettler-Toledo International, Inc.	178	(215,999)	(0.1)
Waters Corp.	662	(185,890)	(0.1)
		(401,889)
Metals & Mining
Freeport-McMoRan, Inc.	312,555	(12,474,070)	(7.4)
Newmont Corp.	63,303	(2,495,404)	(1.5)
Nucor Corp.	82,528	(14,203,069)	(8.5)
		(29,172,543)
	Shares	Value	% of Basket Value
Paper & Forest Products
Sylvamo Corp.	6,746	$ (281,780)	(0.2)%
Investment Companies
Equity Funds
iShares U.S. Real Estate ETF	39,589	(3,378,525)	(2.0)
SPDR S&P Regional Banking ETF	1,876	(83,595)	(0.1)
		(3,462,120)
Total Reference Entity — Short		(143,555,656)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$167,177,002
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with SG Americas Securities, LLC as of period end, termination date December 1, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Chemicals
Covestro AG	38,187	$ 2,027,894	2.1%
Financial Services
Network International Holdings PLC	1,534,000	7,539,892	7.9
Health Care Technology
EMIS Group PLC	195,363	4,736,879	5.0
Pharmaceuticals
Dechra Pharmaceuticals PLC	1,679,071	80,723,064	85.0
Total Reference Entity — Long		95,027,729
Net Value of Reference Entity — SG Americas Securities LLC		$95,027,729

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 199,136,686	$ —	$ —	$ 199,136,686
Automobile Components	8,033,663	—	—	8,033,663
Automobiles	2,111,162	—	—	2,111,162
Banks	1,147,114	—	—	1,147,114
Biotechnology	264,299	—	—	264,299
Broadline Retail	1,896,507	—	—	1,896,507
Capital Markets	674,559	—	—	674,559
Chemicals	128,128,915	2,179,858	—	130,308,773
Commercial Services & Supplies	50,167,707	—	—	50,167,707
Consumer Finance	858,663	—	—	858,663
Diversified Consumer Services	1,063,967	—	—	1,063,967
Electronic Equipment, Instruments & Components	11,970,207	—	—	11,970,207
Entertainment	9,631,389	—	—	9,631,389
Financial Services	2,799,264	—	—	2,799,264
Food Products	3,224,234	—	—	3,224,234
Ground Transportation	3,856,125	—	—	3,856,125
Health Care Equipment & Supplies	45,691,772	—	—	45,691,772
Health Care Providers & Services	55,388,552	—	—	55,388,552
Health Care REITs	21,629,857	—	—	21,629,857
Health Care Technology	2,205,343	—	—	2,205,343
Hotels, Restaurants & Leisure	62,678,232	—	—	62,678,232
Insurance	15,204	—	—	15,204
Interactive Media & Services	10,517,410	—	—	10,517,410
IT Services	17,319,194	—	—	17,319,194
Life Sciences Tools & Services	92,316,628	60,023,751	—	152,340,379
Media	19,309,263	—	—	19,309,263
Office REITs	11,450	—	—	11,450
Oil, Gas & Consumable Fuels	21,187,608	—	—	21,187,608
Personal Care Products	111,265,048	—	—	111,265,048
Pharmaceuticals	53,259,311	—	—	53,259,311
Professional Services	6,869,462	—	—	6,869,462
Retail REITs	1,082,188	—	—	1,082,188
Semiconductors & Semiconductor Equipment	44,988,516	—	—	44,988,516
Software	154,652,882	—	—	154,652,882
Specialty Retail	9,037,544	—	—	9,037,544
Textiles, Apparel & Luxury Goods	3,506,939	—	—	3,506,939
Tobacco	610,216	—	—	610,216
Trading Companies & Distributors	—	2,959,415	—	2,959,415
Wireless Telecommunication Services	6,977,362	—	—	6,977,362
Corporate Bonds	—	335,100,119	1	335,100,120
Floating Rate Loan Interests	—	140,066,577	388,591	140,455,168
Investment Companies	353,711,344	—	1,024,811	354,736,155

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities
Preferred Stocks	$ 13,420,358	$ 10,414,120	$ 1,019,646	$ 24,854,124
Short-Term Securities
Money Market Funds	3,934,026,610	—	—	3,934,026,610
	$ 5,466,642,754	$ 550,743,840	$ 2,433,049	6,019,819,643
Investments valued at NAV(a)				105,525,272
				$ 6,125,344,915
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ —	$ 72,657,438	$ —	$ 72,657,438
Liabilities
Equity Contracts	(7,589,540)	(20,415,814)	—	(28,005,354)
	$ (7,589,540)	$ 52,241,624	$ —	$ 44,652,084
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt